UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value
COMMON STOCK 116.2%
DIVERSIFIED 16.2%
British Land Co., PLC (United Kingdom)	253,200	$6,071,507
Colonial Properties Trust	392,900	13,476,470
Entertainment Properties Trust	148,000	7,518,400
iStar Financial	348,800	11,855,712
Unibail-Rodamco (France)	36,500	9,393,993
Vornado Realty Trust	409,900	44,822,565
		93,138,647
HEALTH CARE 23.0%
HCP	810,800	26,894,236
Health Care REIT	379,500	16,789,080
Nationwide Health Properties	774,500	23,335,685
Omega Healthcare Investors	280,500	4,356,165
Senior Housing Properties Trust	636,590	14,043,175
Ventas	1,135,116	46,993,803
		132,412,144
HOTEL 5.4%
DiamondRock Hospitality Co.	504,800	8,788,568
Hospitality Properties Trust	312,900	12,719,385
Strategic Hotels & Resorts	450,100	9,267,559
		30,775,512
INDUSTRIAL 4.0%
DCT Industrial Trust	684,300	7,164,621
First Industrial Realty Trust	106,400	4,135,768
ING Industrial Fund (Australia)	2,251,986	5,655,189
ProLogis European Properties (Netherlands)	362,500	6,125,345
		23,080,923
MORTGAGE 3.8%
Annaly Capital Management	195,215	3,109,775
Gramercy Capital Corp.	533,000	13,415,610

	Number of Shares	Value
Newcastle Investment Corp.	285,551	$5,031,409
		21,556,794
OFFICE 19.5%
BioMed Realty Trust	272,090	6,557,369
Brandywine Realty Trust(a)	1,034,956	26,194,736
Derwent London PLC (United Kingdom)	179,200	6,144,934
Highwoods Properties	393,300	14,422,311
HRPT Properties Trust	631,700	6,247,513
ING Office Fund (Australia)	3,539,435	5,590,478
Mack-Cali Realty Corp.	726,200	29,846,820
Maguire Properties	398,800	10,301,004
Mapeley Ltd. (United Kingdom)	52,800	2,279,406
Parkway Properties	108,800	4,802,432
		112,387,003
OFFICE/INDUSTRIAL 6.2%
EastGroup Properties	98,500	4,458,110
First Potomac Realty Trust	188,704	4,113,747
Liberty Property Trust(b)	678,700	27,290,527
		35,862,384
RESIDENTIAL—APARTMENT 18.6%
American Campus Communities	263,658	7,722,543
Apartment Investment & Management Co.	284,300	12,830,459
AvalonBay Communities	179,400	21,179,964
Camden Property Trust	228,600	14,687,550
Education Realty Trust	487,000	6,574,500
GMH Communities Trust	325,700	2,524,175
Home Properties	352,590	18,398,146
Mid-America Apartment Communities	182,300	9,087,655
UDR	572,400	13,920,768
		106,925,760
SELF STORAGE 6.5%
Extra Space Storage	284,600	4,379,994

	Number of Shares	Value
Public Storage—Series A	802,400	$20,782,160
Sovran Self Storage	178,800	8,196,192
U-Store-It Trust	292,200	3,857,040
		37,215,386
SHOPPING CENTER 13.0%
COMMUNITY CENTER 5.6%
Cedar Shopping Centers	480,900	6,549,858
Developers Diversified Realty Corp.	403,374	22,536,505
Inland Real Estate Corp.	220,500	3,415,545
		32,501,908
REGIONAL MALL 7.4%
Glimcher Realty Trust	471,800	11,087,300
Macerich Co.	358,100	31,362,398
		42,449,698
TOTAL SHOPPING CENTER		74,951,606
TOTAL COMMON STOCK (Identified cost—$462,208,169)		668,306,159

PREFERRED SECURITIES—$25 PAR VALUE 28.0%
DIVERSIFIED 3.2%
Capital Lease Funding, 8.125%, Series A	23,300	557,336
Digital Realty Trust, 8.50%, Series A	65,900	1,684,404
Digital Realty Trust, 7.875%, Series B	35,500	862,650
Duke Realty Corp., 6.625%, Series J	123,400	2,798,712
Duke Realty Corp., 7.25%, Series N	130,000	3,178,500
Entertainment Properties Trust, 7.75%, Series B	84,900	2,035,053
iStar Financial, 7.80%, Series F	36,800	838,304
iStar Financial, 7.65%, Series G	75,300	1,720,605
iStar Financial, 7.50%, Series I	38,000	832,960
Lexington Realty Trust, 7.55%, Series D	140,000	3,271,800
Vornado Realty Trust, 6.625%, Series G	40,000	895,200
		18,675,524

	Number of Shares	Value
HEALTH CARE 4.7%
Health Care REIT, 7.625%, Series F	114,900	$2,840,328
Health Care REIT, 7.50%, Series G	70,000	2,205,000
Nationwide Health Properties, 7.677%, Series A ($100 par value)	221,000	22,055,800
		27,101,128
HOTEL 3.3%
Ashford Hospitality Trust, 8.45%, Series D	159,400	3,714,020
Hospitality Properties Trust, 7.00%, Series C	85,000	1,848,750
Host Hotels & Resorts, 8.875%, Series E	10,000	256,250
LaSalle Hotel Properties, 7.25%, Series G	110,000	2,443,100
Strategic Hotels & Resorts, 8.50%, Series A	97,900	2,300,650
Strategic Hotels & Resorts, 8.25%, Series B	33,000	790,680
Strategic Hotels & Resorts, 8.25%, Series C	146,000	3,460,200
Sunstone Hotel Investors, 8.00%, Series A	173,900	4,112,735
		18,926,385
INDUSTRIAL 0.3%
AMB Property Corp., 6.50%, Series L	24,900	556,764
EastGroup Properties, 7.95%, Series D	35,000	872,550
		1,429,314
MORTGAGE 0.7%
Anthracite Capital, 8.25%, Series D	65,000	1,305,850
Newcastle Investment Corp., 8.05%, Series C	29,800	628,780
NorthStar Realty Finance Corp., 8.25%, Series B	99,700	1,994,000
		3,928,630
NET LEASE COMPANY 0.4%
Realty Income Corp., 6.75%, Series E	107,800	2,533,300
OFFICE 4.3%
BioMed Realty Trust, 7.375%, Series A	160,000	3,720,000
Brandywine Realty Trust, 7.50%, Series C	27,900	671,553
Brandywine Realty Trust, 7.375%, Series D	86,700	2,046,120
Corporate Office Properties Trust, 7.625%, Series J	142,100	3,438,820
Cousins Properties, 7.50%, Series B	140,000	3,371,200

	Number of Shares	Value
HRPT Properties Trust, 8.75%, Series B	128,000	$3,240,960
HRPT Properties Trust, 7.125%, Series C	107,000	2,634,340
Kilroy Realty Corp., 7.50%, Series F	16,000	381,760
Maguire Properties, 7.625%, Series A	79,800	1,716,498
SL Green Realty Corp., 7.625%, Series C	89,800	2,195,610
SL Green Realty Corp., 7.875%, Series D	59,700	1,505,634
		24,922,495
OFFICE/INDUSTRIAL 1.3%
PS Business Parks, 7.00%, Series H	70,000	1,575,000
PS Business Parks, 7.375%, Series O	175,000	4,105,500
PS Business Parks, 6.70%, Series P	83,300	1,803,445
		7,483,945
RESIDENTIAL 2.4%
APARTMENT 2.3%
Apartment Investment & Management Co., 9.375%, Series G	52,800	1,333,200
Apartment Investment & Management Co., 8.00%, Series T	83,861	2,075,560
Apartment Investment & Management Co., 7.75%, Series U	182,700	4,503,555
Associated Estates Realty Corp., 8.70%, Series B	60,800	1,550,400
Mid-America Apartment Communities, 8.30%, Series H	103,600	2,590,000
UDR, 6.75%, Series G	66,100	1,497,165
		13,549,880
MANUFACTURED HOME 0.1%
American Land Lease, 7.75%, Series A	15,000	333,750
TOTAL RESIDENTIAL		13,883,630
SELF STORAGE 4.4%
Public Storage, 6.75%, Series E	46,000	1,043,280
Public Storage, 6.95%, Series H	40,000	933,200
Public Storage, 7.25%, Series I	281,600	6,918,912
Public Storage, 7.25%, Series K	272,300	6,644,120
Public Storage, 6.75%, Series L	248,000	5,629,600
Public Storage, 6.625%, Series M	183,900	4,073,385
		25,242,497

	Number of Shares	Value
SHOPPING CENTER 3.0%
COMMUNITY CENTER 1.3%
Cedar Shopping Centers, 8.875%, Series A	32,000	$808,320
National Retail Properties, 7.375%, Series C	56,200	1,338,684
Regency Centers Corp., 7.25%, Series D	97,000	2,363,890
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (c)	16,000	1,752,000
Weingarten Realty Investors, 6.50%, Series F	65,000	1,435,850
		7,698,744
REGIONAL MALL 1.7%
CBL & Associates Properties, 7.75%, Series C	50,000	1,237,500
CBL & Associates Properties, 7.375%, Series D	223,198	5,343,360
Glimcher Realty Trust, 8.75%, Series F	35,000	849,450
Simon Property Group, 8.375%, Series J ($50 par value) (c)	33,800	1,994,200
		9,424,510
TOTAL SHOPPING CENTER		17,123,254
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$162,589,095)		161,250,102
PREFERRED SECURITIES—CAPITAL SECURITIES 1.7%
OFFICE
Highwoods Properties, 8.625%, Series A (c) (Identified cost—$9,738,300)	10,850	9,927,750

	Principal Amount
CORPORATE BONDS 1.4%
HEALTH CARE 0.9%
Omega Healthcare Investors, 7.00%, due 4/1/14	$3,805,000	3,814,512
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17 (c)	1,500,000	1,503,750
		5,318,262

		Principal Amount	Value
HOTEL 0.5%
Host Hotels & Resorts LP, 6.875%, due 11/1/14		$2,500,000	$2,506,250
TOTAL CORPORATE BONDS (Identified cost—$7,817,620)			7,824,512
COMMERCIAL PAPER 3.7%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$20,971,000)		20,971,000	20,971,000
TOTAL INVESTMENTS (Identified cost—$663,324,184)	151.0%		868,279,523

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		1,907,365

LIQUIDATION VALUE OF PREFERRED SHARES	(51.3)%		(295,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $21.88 per share based on 26,287,337 shares of common stock outstanding)	100.0%		$575,186,888

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 94,000 shares segregated as collateral for the interest rate swap transactions.

(b) 28,900 shares segregated as collateral for the interest rate swap transactions.

(c) Illiquid security. Aggregate holdings equal 2.6% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative Products AG	$14,500,000	3.995%	5.136%	October 22, 2009	$156,005
Royal Bank of Canada	$14,500,000	2.795%	5.720%	October 2, 2007	31,809
Royal Bank of Canada	$30,000,000	4.838%	5.720%	December 2, 2010	(199,036)
Salomon Swapco Inc.	$31,250,000	5.592%	5.507%	July 30, 2008	(197,496)
Salomon Swapco Inc.	$19,125,000	4.080%	5.613%	December 18, 2009	220,685
Salomon Swapco Inc.	$31,250,000	5.824%	5.507%	July 30, 2011	(1,300,214)
					$(1,288,247)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$663,324,184

Gross unrealized appreciation	$225,998,089
Gross unrealized depreciation	(21,042,750)
Net unrealized appreciation	$204,955,339

Item 2. Controls and Procedures

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)         During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin		Name: James Giallanza
		Title: President and principal		Title: Treasurer and principal
		executive officer		financial officer

Date: November 29, 2007